Summary Prospectus March 1, 2012


                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group



DWS GOLD & PRECIOUS METALS FUND






CLASS/Ticker    A   SGDAX    B   SGDBX    C   SGDCX    INST   SGDIX    S   SCGDX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information (SAI) and other information about the fund online at https://www.dws-investments.com/mutualpros. You can also get this information at no cost by e-mailing a request to inquiry.info@dws.com, calling (800) 621-1048 (A, B, C and INST) and (800) 728-3337 (S) or asking your financial advisor. The prospectus and SAI, both dated March 1, 2012, as supplemented, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund seeks maximum return (principal change and income).



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class in the prospectus (p. 20) and Purchase and Redemption of Shares in the fund's SAI (p. II-15).


SHAREHOLDER FEES (paid directly from your investment)


                                              A          B          C       INST          S
                                     ----------  ---------  ---------  ---------  ---------
Maximum sales charge (load)
imposed on purchases, as % of
offering price                           5.75      None       None       None       None
------------------------------------     ----      --         --         --         --
Maximum deferred sales charge
(load), as % of redemption proceeds     None     4.00       1.00         None       None
------------------------------------    -----    ----       ----         --         --
Redemption/exchange fee on shares
owned less than 15 days, as % of
redemption proceeds                      2.00    2.00       2.00       2.00       2.00
------------------------------------    -----    ----       ----       ----       ----

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)


                                       A           B           C        INST           S
                               ---------  ----------  ----------  ----------  ----------
Management fee                     0.83       0.83        0.83        0.83        0.83
------------------------------     ----       ----        ----        ----        ----
Distribution/service
(12b-1) fees                       0.25       1.00        1.00       None        None
------------------------------     ----       ----        ----       -----       -----
Other expenses                     0.33       0.34        0.31        0.19        0.31
------------------------------     ----       ----        ----       -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES                           1.41       2.17        2.14        1.02        1.14
------------------------------     ----       ----        ----       -----       -----
Expense reimbursements             0.02      None        None        None        None
------------------------------     ----      -----       -----       -----       -----
NET ANNUAL OPERATING EXPENSES      1.39       2.17        2.14        1.02        1.14
------------------------------     ----      -----       -----       -----       -----

The Advisor has contractually agreed, through February 28, 2013 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses at a ratio no higher than 1.39% (excluding extraordinary expenses, taxes, brokerage and interest expenses) for Class A. The agreement may only be terminated with the consent of the fund's Board.


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period for Class A) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS           A         B         C      INST         S
-------  --------  --------  --------  --------  --------
1        $ 708     $ 620     $ 317     $ 104     $ 116
--       -----     -----     -----     -----     -----
3          994       979       670       325       362
--       -----     -----     -----     -----     -----
5        1,300     1,364     1,149       563       628
--       -----     -----     -----     -----     -----
10       2,167     2,134     2,472     1,248     1,386
--       -----     -----     -----     -----     -----

You would pay the following expenses if you did not redeem your shares:



YEARS           A         B         C      INST         S
-------  --------  --------  --------  --------  --------
1        $ 708     $ 220     $ 217     $ 104     $ 116
--       -----     -----     -----     -----     -----
3          994       679       670       325       362
--       -----     -----     -----     -----     -----
5        1,300     1,164     1,149       563       628
--       -----     -----     -----     -----     -----
10       2,167     2,134     2,472     1,248     1,386
--       -----     -----     -----     -----     -----

Class B converts to Class A after six years; the Class B Example reflects Class A fees after the conversion.


PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for fiscal year 2011: 95%.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. The fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equities of US and foreign companies engaged in activities related to gold, silver, platinum or other precious metals, and in gold coin and bullion directly. The fund's investments in coins and bullion will not earn income, and the sole source of return to the fund from these investments will be from gains or losses realized on the sale of such investments. Companies in which the fund invests may be involved in activities such as exploration, mining, fabrication, processing and distribution. While the fund invests mainly in common stocks, it may invest up to 20% of net assets in high-quality debt securities of companies in precious metals and minerals operations and in debt securities whose return is linked to precious metals prices. The fund may invest in securities of foreign issuers, including issuers located in countries with new or emerging markets.


The fund may invest in other types of equity securities such as preferred stocks or convertible securities.


The fund intends to gain exposure to the commodity markets through direct investments in commodities or investments in commodity-linked derivatives by investing up to 25% of the fund's assets in a wholly owned subsidiary, DWS Cayman Precious Metals Fund, Inc. organized under the laws of the Cayman Islands (the "Subsidiary").


MANAGEMENT PROCESS. In choosing securities, portfolio management uses a combination of two analytical disciplines:


BOTTOM-UP RESEARCH. Portfolio management looks for companies that it believes have strong management and highly marketable securities. They also consider the quality of metals and minerals mined by a company, its fabrication techniques and costs, and its unmined reserves, among other factors.


GROWTH ORIENTATION. Portfolio management generally looks for companies that it believes have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.


The fund may concentrate in securities issued by wholly owned subsidiaries and securities of companies that are primarily engaged in the exploration, mining, fabrication, processing or distribution of gold and other precious metals and in gold, silver, platinum and palladium bullion and coins. At various times, portfolio management may focus on particular countries or regions.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


STOCK MARKET RISK. To the extent the fund invests in a particular sector, the fund's performance may be proportionately affected by that sector's general performance. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes, which could affect the fund's ability to sell them at an attractive price.


CONCENTRATION RISK - GOLD AND PRECIOUS METALS-RELATED INVESTMENTS. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting gold and precious metals-related investments may have a significant impact on the fund's performance. Prices of gold or other precious metals and minerals-related stocks may move up and down rapidly, may not track prices of gold and other precious metals and minerals, and have historically offered lower long-term performance than the stock market as a whole. Gold and other precious metals prices can be influenced by a variety of economic, financial and political factors, especially inflation: when inflation is low or expected to fall, prices tend to be weak. When holding gold coins or bullion, the fund may encounter higher custody and other costs (including shipping and insurance) than those normally associated with ownership of securities.


SMALL COMPANY RISK. Small company stocks tend to be more volatile than medium-sized or large company stocks. Small companies are less widely followed by stock analysts and less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.


MEDIUM-SIZED COMPANY RISK. Medium-sized company stocks tend to be more volatile than large company stocks. Medium-sized companies are less widely followed by stock analysts and less information about them is available



                                       2
                                                 DWS Gold & Precious Metals Fund


                                                SUMMARY PROSPECTUS March 1, 2012
to investors. Industry-wide reversals may have a greater impact on medium-sized companies, since they lack the financial resources of larger companies. Medium-sized company stocks are typically less liquid than large company stocks.

FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.


EMERGING MARKETS RISK. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


NON-DIVERSIFICATION RISK. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.


GROWTH INVESTING RISK. As a category, growth stocks may underperform value stocks (and the stock market as a whole) over any period of time. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly in reaction to negative news about such factors as earnings, the economy, political developments, or other news.


IPO RISK. Prices of securities bought in an initial public offering (IPO) may rise and fall rapidly, often because of investor perceptions rather than economic reasons. To the extent a mutual fund is small in size, its IPO investments may have a significant impact on its performance since they may represent a larger proportion of the fund's overall portfolio as compared to the portfolio of a larger fund.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


RESTRICTED SECURITIES RISK. The fund may purchase securities that are subject to legal or contractual restriction on resale ("restricted securities"). The fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. This investment practice, therefore, could increase the level of illiquidity of the fund.


TAX STATUS RISK. Income from certain commodity-linked investments does not constitute "qualifying income" to the fund. The IRS has issued a private ruling to the fund that income earned from commodity-linked investments by the fund's wholly-owned subsidiary constitutes qualifying income. Income from other commodity-linked derivatives in which the fund invests directly may not constitute qualifying income. If income earned through the fund's wholly-owned subsidiary were determined not to constitute qualifying income and caused the fund's nonqualifying income to exceed 10% of the fund's gross income, the fund would be subject to a tax at the fund level or tax on all its income.


CREDIT RISK. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation.


INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the



                                       3
                                                 DWS Gold & Precious Metals Fund


                                                SUMMARY PROSPECTUS March 1, 2012
fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.

SUBSIDIARY RISK. Since the Subsidiary is not registered as an investment company under the Investment Company Act of 1940, as amended, it is not subject to all of the investor protections of the Investment Company Act of 1940. Moreover, neither an investment in the Subsidiary nor the fund is subject to all of the investor protections of the Commodity Exchange Act. A regulatory change in the US or the Cayman Islands that impacts the Subsidiary or how the fund invests in the Subsidiary, such as a change in tax law or the regulation of commodity investing, could adversely affect the fund. By investing in the Subsidiary the fund is exposed to the risks associated with the Subsidiary's investments, which generally includes the risks of investing in derivatives and commodities-related investments.



PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.


Prior to December 31, 2011, the returns in the bar chart and the after-tax returns in the performance table below were shown for Class S shares. The bar chart and the after-tax returns below are shown for Class A shares because the shares now have 10 or more years of annual returns and are available to most investors.


CALENDAR YEAR TOTAL RETURNS (%) (Class A)

These year-by-year returns do not include sales charges, and would be lower if they did. Returns for other classes were different and are not shown here.





[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]






  2002       2003       2004       2005       2006       2007       2008      2009       2010     2011
  67.14      94.20       -9.14     20.53      28.92      25.12      -32.86    41.22      37.22     -22.81





Best Quarter: 44.30%, Q3 2003   Worst Quarter: -35.04%, Q3 2008

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2011 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. Institutional Class index comparisons began on 2/29/2008.



                                   CLASS            1          5          10
                               INCEPTION         YEAR      YEARS       YEARS
                             -----------  -----------  ---------  ----------
CLASS A before tax           6/25/2001        -27.25      3.44        18.43
---------------------------  ---------       -------     -----        -----
  After tax on
  distributions                               -29.17      1.47        16.19
  After tax on distribu-
  tions and sale of fund
  shares                                      -14.24      2.88        16.15
---------------------------  ---------       -------     -----        -----
CLASS B before tax           6/25/2001        -25.27      3.78        18.24
---------------------------  ---------       -------     -----        -----
CLASS C before tax           6/25/2001        -23.37      3.92        18.28
---------------------------  ---------       -------     -----        -----
CLASS S before tax            9/2/1988        -22.60      4.94        19.42
---------------------------  ---------       -------     -----        -----
STANDARD & POOR'S 500
INDEX (S&P 500)
(reflects no deduction for
fees, expenses or taxes)                       2.11       -0.25        2.92
---------------------------  ---------       -------     ------       -----
S&P/CITIGROUP GOLD &
PRECIOUS METALS INDEX
(reflects no deduction for
fees, expenses or taxes)                      -20.11      4.85        15.26
---------------------------  ---------       -------     ------       -----


                                  CLASS            1           5       SINCE
                              INCEPTION         YEAR       YEARS   INCEPTION
                            -----------  -----------  ----------  ----------
INST CLASS before tax        3/3/2008        -22.59          -        -4.78
---------------------------  --------       -------          -       ------
STANDARD & POOR'S 500
INDEX (S&P 500)
(reflects no deduction for
fees, expenses or taxes)                      2.11        -0.25       0.76
--------------------------- --------        -------      ------      ------
S&P/CITIGROUP GOLD &
PRECIOUS METALS INDEX
(reflects no deduction for
fees, expenses or taxes)                     -20.11       4.85        -2.74
--------------------------- --------        -------      ------      ------

The Advisor believes the additional S&P/Citigroup Gold & Precious Metals Index generally reflects fund asset allocations and generally represents the fund's overall investment process.



MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


PORTFOLIO MANAGER(S)

TERENCE P. BRENNAN, DIRECTOR. Lead Portfolio Manager of the fund. Joined the fund in 2011.


THERESA M. GUSMAN, MANAGING DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2011.



                                       4
                                                 DWS Gold & Precious Metals Fund


                                                SUMMARY PROSPECTUS March 1, 2012

MANUEL TENEKEDSHIJEW, VICE PRESIDENT. Portfolio Manager of the fund. Joined the fund in 2009.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                                          AUTOMATIC
                                         UGMAS/          INVESTMENT
              NON-IRA            IRAS     UTMAS               PLANS
         ------------  --------------  --------  ------------------
A B C        1,000            500       1,000             500
-------      -----            ---       -----             ---
INST     1,000,000           N/A         N/A             N/A
-------  ---------           ----       -----            ----
S            2,500          1,000       1,000           1,000
-------  ---------          -----       -----           -----

For participants in all group retirement plans, and in certain fee-based and wrap programs approved by the Advisor, there is no minimum initial investment and no minimum additional investment for Class A, C and S shares. For Section 529 college savings plans, there is no minimum initial investment and no minimum additional investment for Class S shares. In certain instances, the minimum initial investment may be waived for Institutional Class shares. There is no minimum additional investment for Institutional Class shares. Because Class B shares are closed to new investment, existing Class B shareholders may purchase Class A and C shares with a minimum initial investment of $50. The minimum additional investment in all other instances is $50.


TO PLACE ORDERS


MAIL           First Investment         DWS Investments, PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   DWS Investments, PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            DWS Investments, PO Box 219557
               Redemptions              Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS Investments, 210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                www.dws-investments.com
TELEPHONE                               Class A, B, C or Institutional Class
                                        shares: (800) 621-1048
                                        Class S shares: (800) 728-3337
                                        M - F 8 a.m. - 8 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 8 p.m. ET


Initial investments must be sent by mail. You can make additional investments or sell shares of the fund on any business day at our web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Class B shares are closed to new purchases, except for exchanges and the reinvestment of dividends or other distributions. Institutional Class shares are generally available only to qualified institutions. Class S shares are only available to a limited group of investors.



TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan.


PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.


                                       5
                                                 DWS Gold & Precious Metals Fund
                                      SUMMARY PROSPECTUS March 1, 2012 DGPMF-SUM